Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
McElhenny Sheffield Managed Risk ETF
Shareholder Report [Line Items]
Fund Name	McElhenny Sheffield Managed Risk ETF
Class Name	McElhenny Sheffield Managed Risk ETF
Trading Symbol	MSMR
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the McElhenny Sheffield Managed Risk ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://mscmfunds.com/msmr-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://mscmfunds.com/msmr-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
McElhenny Sheffield Managed Risk ETF	$93	0.84%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
MSMR (the “Fund”) is an actively managed exchange-traded fund that employs proprietary trend and momentum-based strategies developed by McElhenny Sheffield Capital Management, LLC, the Fund’s investment sub-adviser. The Fund invests in shares of other ETFs using a rules-based process that reflects a blend of our Trend Plus and Sector Rotation strategies. Trend Plus is a trend following strategy that seeks to participate in uptrends in the U.S. equity markets while avoiding negative or non-trending markets. Sector Rotation is a momentum-based strategy that seeks to participate in the highest-momentum segments of the market, while avoiding areas of the market demonstrating weak momentum. We generally allocate approximately 50% of the Fund’s assets to each of the strategies, although such allocations may vary over time in response to market movements.
MSMR outperformed the S&P 500® Index (the “Index”) during the last fiscal year. The outperformance over the Index during the fiscal year was generally driven by the tactical shifts of our strategies moving defensive during the U.S. stock market’s pullback during late February through early April 2025. The Fund exhibited lower drawdown during this period of market stress while still capturing the majority of the market’s upside during the subsequent recovery from early April through the end of October 2025. The tactical nature of the Fund is designed to reduce drawdowns during market pullbacks, which was accomplished this year, while participating as much as possible to strong upward moving markets. The Fund often lags during strong, uninterrupted market uptrends, but it aims to outperform over complete market cycles by limiting losses and shortening drawdown periods, which can contribute to higher compounded returns over time.

Top Contributors
↑	Invesco Nasdaq 100 ETF, Invesco QQQ Trust Series 1
↑	Technology Select Sector SPDR Fund
↑	iShares U.S. Aerospace & Defense ETF, State Street SPDR S&P Aerospace & Defense ETF

Top Detractors
↓	Consumer Discretionary Select Sector SPDR Fund
↓	iShares U.S. Pharmaceuticals ETF
↓	WisdomTree Bloomberg U.S. Dollar Bullish Fund

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/16/2021)
McElhenny Sheffield Managed Risk ETF NAV	22.27	10.38
S&P 500 TR	21.45	11.59
60% S&P 500 TR / 40% Bloomberg US Aggregate Bond Index	15.29	7.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://mscmfunds.com/msmr-etf/ for more recent performance information.
Net Assets	$ 150,882,915
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 954,181
Investment Company Portfolio Turnover	598.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$150,882,915
Number of Holdings	6
Net Advisory Fee	$954,181
Portfolio Turnover	598%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of Net Assets)
Invesco QQQ Trust Series 1	40.3%
iShares Biotechnology ETF	20.8%
iShares Russell 2000 ETF	14.8%
Consumer Discretionary Select Sector SPDR Fund	14.3%
Vanguard Total Stock Market ETF	9.6%
First American Treasury Obligations Fund - Class X	0.3%

Security Type	(% of Net Assets)
Exchange Traded Funds	99.8%
Money Market Funds	0.3%
Cash & Other	-0.1%

Top Sectors	(% of Net Assets)
U.S. Nasdaq, Large Cap Non-Financial	40.3%
U.S. Equity, Biotechnology	20.8%
U.S. Equity, Small Cap	14.8%
U.S. Equity, Consumer Discretionary	14.3%
U.S. Equity, Total Market	9.6%
Cash & Other	0.2%

Updated Prospectus Web Address	https://mscmfunds.com/msmr-etf/